Revenue from Contracts with Customers - Contract Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract Assets, Current [Roll Forward]
Balance as of beginning of fiscal year	$ 51.2
Recognized in current year	74.5	$ 92.9
Reclassified to accounts receivable	(79.9)	(95.8)
Impairment	0.0	0.0
Reclassification to/from long-term	0.0	16.8
Divestiture	(7.3)	0.0
Other	0.0	0.8
Balance as of period end	38.5	51.2
Contract Assets, Noncurrent [Roll Forward]
Balance as of beginning of fiscal year	0.1
Recognized in current year	0.0	0.0
Reclassified to accounts receivable	0.0	0.0
Impairment	0.0	0.0
Reclassification to/from short-term	0.0	(16.8)
Balance as of period end	0.1	0.1
Contract Liabilities, Current [Roll Forward]
Balance as of beginning of fiscal year	71.4
Recognized in current year	126.1	76.7
Amounts in beginning balance reclassified to revenue	(49.2)	(49.6)
Current year amounts reclassified to revenue	(76.0)	(42.7)
Other	1.9	2.7
Reclassification to/from long-term	4.5	14.6
Balance as of period end	78.7	71.4
Contract Liabilities, Noncurrent [Roll Forward]
Balance as of beginning of fiscal year	7.3
Recognized in current year	24.2	0.7
Amounts in beginning balance reclassified to revenue	(1.1)	(1.0)
Current year amounts reclassified to revenue	0.0	0.0
Other	0.0	0.0
Reclassification to/from short-term	(4.5)	(14.6)
Balance as of period end	$ 25.9	$ 7.3